UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenue:
Total revenues	¥ 31,043,394	$ 4,333,491	¥ 27,354,604
Cost of sales:
Total cost of sales	(28,226,317)	(3,940,242)	(25,178,158)
Gross profit	2,817,077	393,249	2,176,446
Operating expenses:
Research and development	(6,188,435)	(863,872)	(6,082,738)
Selling, general and administrative	(8,365,684)	(1,167,804)	(6,754,256)
Other operating income, net	410,056	57,242	57,177
Total operating expenses	(14,144,063)	(1,974,434)	(12,779,817)
Loss from operations	(11,326,986)	(1,581,185)	(10,603,371)
Interest and investment income	280,745	39,190	713,524
Interest expenses	(457,610)	(63,880)	(347,016)
Loss on extinguishment of debt	(14,660)	(2,046)	(11,326)
Share of loss of equity investees	(380,859)	(53,166)	(93,089)
Other income, net	202,106	28,213	119,727
Loss before income tax expense	(11,697,264)	(1,632,874)	(10,221,551)
Income tax expense	(47,570)	(6,641)	(9,009)
Net loss	(11,744,834)	(1,639,515)	(10,230,560)
Accretion on redeemable non-controlling interests to redemption value	(292,864)	(40,882)	(162,546)
Net loss attributable to non-controlling interests	5,330	744	8,818
Net loss attributable to ordinary shareholders of NIO Inc.	(12,032,368)	(1,679,653)	(10,384,288)
Net loss	(11,744,834)	(1,639,515)	(10,230,560)
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	260,479	36,361	96,951
Total other comprehensive income	260,479	36,361	96,951
Total comprehensive loss	(11,484,355)	(1,603,154)	(10,133,609)
Accretion on redeemable non-controlling interests to redemption value	(292,864)	(40,882)	(162,546)
Net loss attributable to non-controlling interests	5,330	744	8,818
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (11,771,889)	$ (1,643,292)	¥ (10,287,337)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares, basic	2,162,319,854	2,162,319,854	2,047,257,903
Weighted average number of ordinary shares, diluted	2,162,319,854	2,162,319,854	2,047,257,903
Net loss per share attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)
Net loss per share, diluted | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)
Weighted average number of ADS used in computing net loss per ADS
Weighted average number of ADS, basic	2,162,319,854	2,162,319,854	2,047,257,903
Weighted average number of ADS, diluted	2,162,319,854	2,162,319,854	2,047,257,903
Net loss per ADS attributable to ordinary shareholders
Net loss per ADS, basic | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)
Net loss per ADS, diluted | (per share)	¥ (5.56)	$ (0.78)	¥ (5.07)
Vehicle sales
Revenue:
Total revenues	¥ 26,075,419	$ 3,639,988	¥ 24,060,941
Cost of sales:
Total cost of sales	(23,398,863)	(3,266,355)	(21,386,680)
Other sales
Revenue:
Total revenues	4,967,975	693,503	3,293,663
Cost of sales:
Total cost of sales	¥ (4,827,454)	$ (673,887)	¥ (3,791,478)